LEASES - Supplemental cash flow information related to operating leases (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
LEASES
Cash paid for amounts included in the measurement of operating lease liabilities	¥ 4,813,050	$ 755,273	¥ 2,842,464	¥ 1,271,769